Stockholders' Equity - Common Stock Shares (Details)	3 Months Ended	9 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Feb. 08, 2021 shares
Class of Stock [Line Items]
Common shares, votes per share | Vote	1
Class A common stock subject to possible redemption, outstanding (in shares)			27,600,000	27,600,000
Class A ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	0	0
Common shares, shares outstanding (in shares)	0	0
Ratio to be applied to the stock in the conversion	1
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)		27,600,000
Class A common stock subject to possible redemption, outstanding (in shares)		27,600,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1
Common shares, shares issued (in shares)	6,900,000	6,900,000			6,900,000
Common shares, shares outstanding (in shares)	6,900,000	6,900,000			6,900,000
Class A common stock subject to possible redemption, outstanding (in shares)	900,000
Aggregated shares issued upon converted basis (in percent)	20.00%